Document and Entity Information	Jun. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40955
Entity Registrant Name	Aris Water Solutions, Inc.
Entity Central Index Key	0001865187
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1022110
Entity Address, Address Line One	9811 Katy Freeway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	501-3070
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	ARIS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false